Filed Pursuant to Rule 497(c)
1933 Act File No. 333-181202
1940 Act File No. 811-22708

BROWN ADVISORY FUNDS

On behalf of the Brown Advisory Winslow Sustainability Fund and the Brown Advisory Tax Exempt Bond Fund, a series of Brown Advisory Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive date filed included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on July 2, 2012, such form prospectus (accession number 0000894189-12-003688) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE